CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 2,974,141	$ 1,925,539	$ 1,517,760
Unrealized gain on available-for-sale securities:
Unrealized holding gains arising during the period net of taxes of $130,963, $68,000 and $43,000 for the fiscal years 2018, 2017 and 2016, respectively (Note 13)	134,117	130,776	85,515
Reclassification adjustment for net gains included in net income, net of taxes of $7,963 for the year ended July 31, 2018 and $14,000 for the year ended July 31, 2017 and $8,000 for the year ended July 31, 2016 (Note 13)	(15,457)	(26,841)	(17,007)
Unrealized gain on available-for-sale securities, net of taxes	118,660	103,935	68,508
Comprehensive income	$ 3,092,801	$ 2,029,474	$ 1,586,268